Cost Reduction Programs (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Disposition Plant Severance [Member]
Cost Reduction Initiatives [Abstract]
Beginning Balance		$ 29.2
Incurred		2.7
Settled		22.6
Adjustments		0.0
Remaining Balance		$ 9.3	$ 29.2
Severance Costs			29.2
Disposition Plant Severance [Member] | Vertically Integrated Utilities [Member]
Cost Reduction Initiatives (Textuals) [Abstract]
Current Period Severance Costs Percentage		67.00%
Disposition Plant Severance [Member] | Generation and Marketing [Member]
Cost Reduction Initiatives (Textuals) [Abstract]
Current Period Severance Costs Percentage		33.00%
Sustainable Cost Reductions [Member]
Cost Reduction Initiatives [Abstract]
Severance Costs				$ 7.7
Appalachian Power Co [Member] | Disposition Plant Severance [Member]
Cost Reduction Initiatives [Abstract]
Beginning Balance		$ 9.3
Expense Allocation from AEPSC		0.0
Incurred		0.9
Settled	[1]	7.0
Adjustments		(0.1)
Remaining Balance		3.1	9.3
Severance Costs			7.1
Appalachian Power Co [Member] | Sustainable Cost Reductions [Member]
Cost Reduction Initiatives [Abstract]
Severance Costs				0.3
Indiana Michigan Power Co [Member] | Disposition Plant Severance [Member]
Cost Reduction Initiatives [Abstract]
Beginning Balance		8.0
Expense Allocation from AEPSC		0.0
Incurred		0.3
Settled		5.4
Adjustments		0.0
Remaining Balance		2.9	8.0
Severance Costs			8.2
Indiana Michigan Power Co [Member] | Sustainable Cost Reductions [Member]
Cost Reduction Initiatives [Abstract]
Severance Costs				0.4
Ohio Power Co [Member] | Disposition Plant Severance [Member]
Cost Reduction Initiatives [Abstract]
Severance Costs			0.1
Ohio Power Co [Member] | Sustainable Cost Reductions [Member]
Cost Reduction Initiatives [Abstract]
Severance Costs				5.8
Public Service Co Of Oklahoma [Member] | Disposition Plant Severance [Member]
Cost Reduction Initiatives [Abstract]
Beginning Balance		0.1
Expense Allocation from AEPSC		0.0
Incurred		0.3
Settled		0.2
Adjustments		0.0
Remaining Balance		0.2	0.1
Severance Costs			0.3
Public Service Co Of Oklahoma [Member] | Sustainable Cost Reductions [Member]
Cost Reduction Initiatives [Abstract]
Over-Accrual of Severance Costs				(0.1)
Southwestern Electric Power Co [Member] | Disposition Plant Severance [Member]
Cost Reduction Initiatives [Abstract]
Beginning Balance		0.1
Expense Allocation from AEPSC		0.0
Incurred		0.0
Settled		0.1
Adjustments		0.0
Remaining Balance		$ 0.0	0.1
Severance Costs			$ 0.3
Southwestern Electric Power Co [Member] | Sustainable Cost Reductions [Member]
Cost Reduction Initiatives [Abstract]
Severance Costs				$ 1.0

[1]	ncludes amounts received from affiliates for expenses related to jointly-owned plant.